Shareholders' Equity - Stock-based Compensation Expense Related to Stock Options, RSUs and PSUs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	$ 82,732	$ 76,302	$ 63,169
Cost of Revenues
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	2,153	1,585	1,090
Research and Development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	12,718	11,544	9,284
Selling and Marketing
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	19,168	16,351	13,339
General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	$ 48,693	$ 46,822	$ 39,456